Other information (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information
Supplemental cash flow information

Year ended March 31,	2013	2012	2011
Cash paid during the year for:
Interest, including realized interest on interest rate swap	$29,783	$27,521	$33,559
Income taxes	4,833	1,415	4,149
Cash received during the year for:
Interest	10	1	1,168
Income taxes	518	5,347	2,260

Year ended March 31,	2013	2012	2011
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	$42,229	$6,614	$427
Acquisition of property, plant and equipment for discontinued operations by means of capital leases	6,512	601	—
Additions to assets held for sale	(2,995)	(10,322)	(1,675)
Additions to assets held for sale from discontinued piling operations	(152,470)	—	—
Additions to liabilities held for sale from discontinued piling operations	26,113	—	—
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	4,294	1,380	(3,879)
Net decrease in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(1,574)	—	—
Net decrease in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	(1,712)	—	—
Decrease in property, plant and equipment resulting from reclassification to inventory	(2,219)	—	—
(Decrease) increase in accrued liabilities related to current portion of RSU liability	(1,347)	2,066	—
Increase in accrued liabilities related to current portion of DDSU liability	355	—	—
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable	1,849	17,773	4,277
Unbilled revenue	236	3,082	883
Inventories	3,900	1,026	1,731
Prepaid expenses	(47)	51	5,502
Accounts payable	27,857	(14,135)	(23,444)
Accrued liabilities	103	252	(132)
Billings in excess of costs and earnings	1,207	(2,318)	(997)
Non-cash transactions related to the buyout of contract-related assets during the year ended March 31, 2012:
Disposition of property, plant and equipment related to the buyout of contract-related assets	—	(27,063)	—
Disposition of intangible assets related to the buyout of contract-related assets	—	(1,119)	—
Increase in accounts receivable related to the buyout of contract-related assets	—	66,055	—
Decrease in unbilled revenue related to the buyout of contract-related assets	—	(16,457)	—
Decrease in inventory related to the buyout of contract-related assets	—	(8,483)	—
Increase in accounts payable related to the buyout of contract-related assets	—	12,933	—

Schedule of net change in non-cash working capital
Net change in non-cash working capital

Year ended March 31,	2013	2012	2011
Operating activities:
Accounts receivable, net	$71,212	$(1,819)	$(5,257)
Unbilled revenue	21,588	2,705	(17,354)
Inventories	3,215	(11,577)	(930)
Prepaid expenses and deposits	3,720	3,464	5,810
Accounts payable	(56,792)	56,629	(2,062)
Accrued liabilities	(1,621)	2,167	(5,566)
Long term portion of liabilities related to equipment leases	(1,353)	(9,578)	(2,196)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	3,893	3,192	(607)
	$43,862	$45,183	$(28,162)